1. Summary of Significant Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Advertising costs	$ 3,840	$ 1,404
Antidilutive shares excluded from earnings per share calculation	26,185,000	18,895,000